Document And Entity Information (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Feb. 11, 2011 CNYG Class A [Member]	Feb. 11, 2011 CNYG Class B [Member]	Dec. 31, 2010 CSC Holdings [Member]	Feb. 11, 2011 CSC Holdings [Member]
Entity Information [Line Items]
Entity Registrant Name	CABLEVISION SYSTEMS CORP /NY				CSC HOLDINGS LLC
Entity Central Index Key	0001053112				0000784681
Current Fiscal Year End Date	--12-31				--12-31
Entity Well-known Seasoned Issuer	Yes				No
Entity Voluntary Filers	No				No
Entity Current Reporting Status	Yes				Yes
Entity Filer Category	Large Accelerated Filer				Non-accelerated Filer
Entity Public Float		$ 5,779,402,596
Entity Common Stock, Shares Outstanding			236,562,507	54,148,223		14,432,750
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010